Description of Plan - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, automatic deferral rate	5.00%
Non-union employees matching contribution percentage	100.00%
Union employees matching contribution percentage	100.00%
Union employees second matching contribution percentage	100.00%
Union employees third matching contribution percentage	50.00%
Employee benefit plan employer contribution participant compensation matched percentage on first contribution	3.00%
Employee benefit plan employer contribution matching percentage on second contribution	50.00%
Employee benefit plan employer contribution participant compensation matched percentage on second contribution	2.00%
Employee benefit plan employer contribution matching percentage on first contribution to union members	3.00%
Employee benefit plan employer contribution matching percentage on second contribution to union members	3.00%
Employee benefit plan employer contribution matching percentage on third contribution to union members	2.00%
Profit-sharing contribution	$ 0
Non-elective contribution	148,554
Profit-sharing match true-up amount	$ 165,559
Annual employer contributions to a participant's account, percentge	100.00%
Annual vesting percentage	20.00%
Number of years of service in vesting of employee contribution	5 years
Participants accounts vested percentage	100.00%
Minimum amount participants may borrow from the Plan	$ 1,000
Maximum amount participants may borrow from the Plan	$ 50,000
Maximum percentage of amount participants may borrow	50.00%
Notes receivable interest rate from participants accounts	1.00%
Forfeited non-vested account	$ 65,716	$ 261,471
Reduction in employer contribution	230,419	220,000
Payment of plan expenses	$ 68,702	$ 63,465
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, automatic deferral rate	0.00%
Notes receivable interest rate on existing loans	4.25%
Repayment term	5 years
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, automatic deferral rate	75.00%
Notes receivable interest rate on existing loans	9.50%